Fair Value Measurements - Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants (Details) - Level 3 [Member]	Mar. 31, 2025	Jan. 13, 2025	Dec. 31, 2024	Dec. 31, 2023
Exercise price [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	10	10	10	10
Exercise price [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	17.58		17.58	17.58
Exercise price [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	11.5	11.5	11.5	11.5
Exercise price [Member] | December 2023 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			10
Exercise price [Member] | August 2024 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			10
Share price [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	0.59	0.99	0.96	1.23
Share price [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	0.59		0.96	1.23
Share price [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	0.59	0.99	0.96	1.23
Share price [Member] | December 2023 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			0.96
Share price [Member] | August 2024 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			0.96
Volatility [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	114.23	106.26	106.26	40.65
Volatility [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	114.23		106.26	40.65
Volatility [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	114.23	106.26		40.65
Volatility [Member] | December 2023 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			106.26
Volatility [Member] | August 2024 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			106.26
Volatility [Member] | Previously Reported [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			10,626
Volatility [Member] | Previously Reported [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			106.26
Expected life [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	1.7	1.91	4.95	2.95
Expected life [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	1		1	1
Expected life [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	1.7	1.91	4.95	5.95
Expected life [Member] | December 2023 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			1.95
Expected life [Member] | August 2024 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			4.95
Risk-free rate [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	1.35	2.06	4.38	4.01
Risk-free rate [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	4.03		4.16	4.01
Risk-free rate [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	1.35	2.06	4.38	4.01
Risk-free rate [Member] | December 2023 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			4.16
Risk-free rate [Member] | August 2024 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements			4.38
Dividend yield [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements
Dividend yield [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements
Dividend yield [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements
Dividend yield [Member] | December 2023 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements
Dividend yield [Member] | August 2024 Note [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements